Significant Accounting Policies (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents
Total cash balance not insured by the FDIC	$ 321,023		$ 321,023		$ 38,847	$ 909,182
Restricted cash					140,700
Property, Plant and Equipment [Line Items]
Loss on disposal of assets	(186,621)	(1,799)	(136,621)	(1,640)	512	(362)
Research and Development
Research and development	168,939	464,847	394,313	1,021,414	1,754,163	2,410,249
Advertising Expenses
Advertising expense					353,168	68,703
Customer One [Member]
Revenue, Major Customer [Line Items]
Percentage of revenues from major customer			87.00%	86.00%
Customer One [Member] | Sales Revenue, Major Customer [Member]
Revenue, Major Customer [Line Items]
Percentage of revenues from major customer					85.00%	89.00%
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Loss on disposal of assets			(40,824)
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Loss on disposal of assets			(25,685)
Equipment [Member]
Property, Plant and Equipment [Line Items]
Loss on disposal of assets			$ (70,112)
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life			3 years		3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life			5 years		5 years